Goodwill and intangible assets - Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 1,168	€ 894
Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	274	129
Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 894	€ 765